DISCLOSURE OF OTHER INFORMATION	12 Months Ended
Dec. 31, 2020
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure Of Other Information Explanatory [Text Block]
NOTE 3. DISCLOSURE OF OTHER INFORMATION

a)	Disclosure of information on Issued Capital

As of September 24, 2020, a capital increase of ThU.S.$ 250,000 which amounts to 4,063,720 shares was wholly subscribed and paid-in by the shareholders.

As of December 31, 2020, the shareholders composition according to the amount of shares owned is as follows:

Shareholders	%
Empresas Copec S.A.	99.97805%
Chilur S.A.	0.02111%
Administradora Sintra Ltda.	0.00076%
Antarchile S.A.	0.00008%
100.00000%

At the date of these consolidated financial statements the share capital of Arauco is ThU.S.$603,618.

100% of Capital corresponds to ordinary shares.

	12-31-2020	12-31-2019
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	117,223,375	113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	ThU.S.$0.0051493 per share	ThU.S.$0.0031249 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$603,618	ThU.S.$353,618
	12-31-2020	12-31-2019
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	117,223,375	113,159,655

b)	Dividends paid

As of December 31, 2020, no dividends were paid.

As of December 31, 2020 and 2019 according to the current dividends policy, it is not required to recognize a minimum dividend provision. The ThU.S. $324,295 as of December 31, 2018 presented in the consolidated statements of changes in equity correspond to the minimum dividend provision recorded for the 2018 period.

The following are the dividends paid and the corresponding per share amounts during the periods 2019 and 2018:

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-08-2019
Amount of Dividend	ThU.S.$ 182,040
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.60870

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-12-2018
Amount of Dividend	ThU.S.$ 142,256
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.25712

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2018
Amount of Dividend	ThU.S.$113,773
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.00542

c)	Disclosure of Information on Reserves

Other reserves comprise reserves of exchange differences on translation, reserves of cash flow hedges and other reserves. Arauco does not have any restrictions associated with these reserves.

Reserves of exchange differences on translation

Reserves of exchange differences on translation correspond to exchange differences relating to the translation of the results and net assets of Arauco’s subsidiaries whose functional currency is other than Arauco’s presentation currency.

Reserves of cash flow hedges

The hedging reserve includes the cash flow hedge reserve and the costs of hedging reserve. The cash flow hedge reserve is used to recognise the effective portion of gains or losses on derivatives that are designated and qualify as cash flow hedges.

Reserve of Actuarial Losses in Defined Benefit Plans

This corresponds to changes in the present value of the obligation for defined benefits resulting from experience adjustments (the effect of the differences between the previous actuarial assumptions and the events that occurred within the context of the plan) and the effects of the changes in the actuarial assumptions.

Other reserves

This mainly corresponds to the share of other comprehensive income of investments in associates and joint ventures.

Other items in the Statements of Profit or Loss

The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2020, 2019 and 2018 are as follows:

	January - December
	2020	2019	2018
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Other Income, Total	283,816	232,393	124,304
Gain from changes in fair value of biological assets (See note 20)	182,950	154,705	84,476
Net income from insurance compensation	3,007	2,098	1,788
Revenue from export promotion	951	1,185	3,570
Lease income	1,625	1,995	2,156
Gain on sales of assets	28,299	15,685	13,164
Access easement	14,020	296	260
Recovery on tax credits	23,372	-	-
Compensations received	964	1,210	4,554
Gain on sales of associates	-	40,842	-
Government subsidies	4,221	-	-
Other operating results (*)	24,407	14,377	14,336

Classes of Other Expenses by activity
Total of Other Expenses by activity	(182,883)	(203,698)	(95,880)
Depreciation	-	-	(523)
Legal expenses	(5,899)	(5,465)	(3,832)
Impairment provision for property, plant and equipment and others	(66,821)	(115,812)	(31,680)
Operating expenses related to staff restructuring or from plants stoppage or closed	(26,148)	(20,301)	(2,718)
Expenses related to projects	(15,791)	(13,407)	(15,497)
Loss of asset sales	(9,733)	(11,783)	(8,533)
Loss and repair of assets	(4,342)	(1,287)	(430)
Loss of forest due to fires	(21,530)	(7,541)	(2,584)
Other Taxes	(16,613)	(15,835)	(16,821)
Research and development expenses	(3,012)	(3,851)	(1,888)
Fines, readjustments and interests	(864)	(1,513)	(788)
Loss of tax credits	(1,069)	-	-
Other expenses	(11,061)	(6,903)	(10,586)

Classes of financing income
Financing income, total	29,449	32,582	20,895
Financial income from mutual funds - term deposits	16,099	21,841	13,177
Financial income resulting from swap - forward instruments	825	490	596
Other financial income	12,525	10,251	7,122

Classes of financing costs
Financing costs, Total	(268,179)	(273,639)	(214,779)
Interest expense, Banks loans	(28,869)	(34,576)	(29,320)
Interest expense, Bonds	(171,834)	(178,801)	(142,846)
Interest expense, other financial instruments	(30,083)	(28,326)	(18,716)
Interest expense for right of use	(9,404)	(11,436)	-
Other financial costs	(27,989)	(20,500)	(23,897)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	2,317	7,775	17,246
Investments in associates	4,821	7,416	3,375
Joint ventures	(2,504)	359	13,871
(*) Other oper
a
ting results includes extraction of sand and gravel from wharfage and indemnities, income from contributed assets (Inv. Agrícola El Paque SpA), income from adjustments and interests related to fines, among others.

The analysis of expenses by nature contained in these consolidated financial statemen
t
s is presented below:

	January - December
	2020	2019	2018
Cost of sales (*)	ThU.S.$	ThU.S.$	ThU.S.$
Timber	844,548	879,583	691,129
Forestry labor costs	467,595	547,749	672,233
Depreciation and amortization	412,750	409,442	377,557
Depreciation for right of use	57,785	64,434	-
Maintenance costs	225,691	294,853	280,715
Chemical costs	444,429	557,074	560,241
Sawmill Services	102,663	140,220	140,106
Other Raw Materials	212,872	236,250	228,701
Other Indirect costs	118,721	149,853	185,424
Energy and fuel	168,782	212,655	207,712
Cost of electricity	32,200	34,871	34,301
Wage and salaries	357,248	383,394	344,630
Total	3,445,284	3,910,378	3,722,749
(*) Total amount is composed of the cost of inventory sales for ThU.S.$ 3,381,372 (ThU.S.$ $ 3,838,433 and ThU.S.$ 3,662,348 at December 31, 2019 and 2018, respectively) and the cost of rendering services for ThU.S.$ 63,912 (ThU.S.$ 71,945 as of December 31, 2019).

	January - December
	2020	2019	2018
Distribution costs	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	35,847	38,097	39,402
Commissions	13,846	13,573	14,629
Insurance	3,521	4,405	4,266
Provision for doubtful accounts	1,427	981	3,144
Other selling costs	17,053	19,138	17,363
Shipping and freight costs	499,857	548,776	517,403
Port services	41,731	36,145	28,064
Freights	414,153	472,542	440,886
Depreciation for right of use	1,664	1,792	-
Other shipping and freight costs (internment, warehousing, stowage, customs and other costs)	42,309	38,297	48,453
Total	535,704	586,873	556,805

	January – December
	2020	2019	2018
Administrative expenses	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	210,708	229,224	247,927
Marketing, advertising, promotion and publications expenses	10,037	18,127	12,650
Insurances	23,297	19,825	15,538
Depreciation and amortization	33,753	29,412	27,879
Depreciation for right of use	8,006	10,775	-
Computer services	32,473	34,931	27,434
Lease rentals (offices, other property and vehicles)	5,282	7,038	14,249
Donations, contributions, scholarships	14,879	9,980	13,952
Fees (legal and technical advisors)	38,701	47,889	51,039
Property taxes, city permits and rights	19,206	16,371	17,645
Cleaning services, security services and transportation	28,108	22,959	24,089
Third-party variable services (maneuvers, logistics)	36,535	40,432	43,573
Basic services	8,788	9,537	9,467
Maintenance and repair	6,448	7,238	6,973
Seminars, courses, training materials	1,906	3,091	3,117
Other administration expenses (travels, clothing and safety equipment, environmental expenses, audits and others)	32,010	47,209	45,752
Total	510,137	554,038	561,284